Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Borrowings.
Schedule of borrowings by type, current and non-current

	March 31,
	Term	2018	2019
Current
Finance lease liabilities	Less than 1 year	4,920	3,071
Vehicle loan	Less than 1 year	14,310	15,653
Secured loan from banks/NBFC's**	Less than 1 year	472,630	335,751
Bank overdraft	On demand	—	797,343
Total		491,860	1,151,818
Non-Current
Finance lease liabilities	More than 1 year	3,992	1,032
Vehicle loan	More than 1 year	31,813	23,555
Secured loan from banks/NBFC's**	More than 1 year	324,164	—
Total		359,969	24,587

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2018	2019
Secured bank loans/NBFC's**	INR	14.75%	2019-2020	400,116	161,120
Bank overdraft	INR	Floating rate*	On demand	—	797,343
Vehicle loan	INR	8 - 10%	2017-2022	46,123	39,208
Finance lease liabilities	SGD	2.99% to 3.18%	2019-2021	8,912	4,103
Secured bank loans	USD	9.0%	2019-2020	396,678	174,631
				851,829	1,176,405

* 6M MCLR + spread

** Non-Banking Financial Company

Schedule of warrants issued

	Number
	of			Expiration
	shares	Date of issue	Exercise price	date
Macquarie Corporate Holdings Pty Limited - Ordinary shares*	46,458	24-Jul-15	INR 1860.40 ($26.90)	24-Jul-23
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR 829.92 ($12)	12-Sep-22

*    On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194‑for-one share split of its ordinary shares as well as a reverse 5.4242194‑for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.